Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of components of lease expenses

	For the Year Ended December 31,
	2019	2020	2021
Lease cost
Finance lease cost:
Amortization of assets	15,501	15,346	12,122
Interest of lease liabilities	19,943	21,851	19,322
Operating lease cost	86,365	176,788	367,375
Short‑term lease cost	6,801	4,937	15,559
Total	128,610	218,922	414,378

Supplemental cash flows information related to leases

	For the Year Ended December 31,
	2019	2020	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	77,643	126,418	346,757
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	207,902	896,804	1,120,392

Supplemental balance sheet information related to operating leases

	As of December 31,
	2020	2021
Operating Leases
Land use rights, net (i, ii)	181,505	289,810
Operating lease right-of-use assets, net (excluding land use rights)	1,095,501	1,771,682
Total operating lease assets	1,277,006	2,061,492
Operating lease liabilities, current	210,531	473,245
Operating lease liabilities, non-current	1,025,253	1,369,825
Total operating lease liabilities	1,235,784	1,843,070

i) Changzhou Manufacturing Base—Phase I

The Group entered into a lease contract with the Developer to lease the Phase I Land and Plants from May 1, 2017 to December 31, 2020, and further obtained an option to purchase the Phase I Plant and underlying land use right at the construction cost before the end of lease term.

Given the indefinite life of the land, the lease of the Phase I Land or a purchased land use right can only be classified as an operating lease. As the Company has an option to purchase the Phase I Plants at cost and the assets are designed for the use of the Company, so the option is reasonably certain to be exercised, and accordingly, the lease of the Phase I Plants was classified as a financing lease and recognized as property, plant and equipment of the Group. Hence, on the lease commerce date, the right of use assets for the Phase I Land and Plants were recorded with the amount of RMB70,508 and RMB310,018 respectively, being the present value of the lease payment and the exercise price of the purchase option. The initial direct cost, and lease payment made on or before the lease commerce date, and the incentive received prior to the lease commerce date were immaterial.

11. Leases (Continued)

ii) Changzhou Manufacturing Base—Phase II

In September 2018, the Group and the Developer further entered into lease agreements for the Group to purchase the land use right of Phase II Land from the Developer to use and construct on Phase II Land. The lease term is from September 11, 2018 to March 14, 2067. The purchased land use right of the Phase II Land was also classified as an operating lease, for which total rental in the amount of RMB24,420 has been fully paid upfront in 2018. The right of use assets for the Phase II Land was RMB23,080 exclusive VAT.

The Group then constructed another manufacturing plant (the “Phase II Plants”) located on the Phase II Land with the total amount of the construction of RMB102,251. Construction of the Manufacturing Phase II was completed on January 1, 2019.

In August 2019, the Group entered into an asset transfer agreement to sell the Manufacturing Base-Phase II (including the Phase II Land use right and the Phase II Plants) to the Developer with the total consideration of RMB103,060, including VAT. Immediately after the transfer, the Group enter into a lease agreement with the developer to lease back the Manufacturing Base-Phase II for the period starting from September 1, 2019 (the actual lease commencement date is the date of change of ownership) to December 31, 2020, and further obtain an option to repurchase the Phase II Land use right and Plants with the amount of RMB103,060 prior to December 31, 2020.

As the repurchase option is not at the fair value of the assets when the option is exercised, and the assets repurchased are designed for the use of the Company, so no alternative assets that are substantially the same as the transferred assets are readily available in the market, as a result, the transaction did not qualify for the sale accounting, and was accounted for as a financing transaction. As of December 31, 2019, the Group has fully received the consideration from the third-party Developer and recorded as the short-term borrowing in the consolidated balance sheets.

Supplemental balance sheet information related to finance leases

	As of December 31,
	2020	2021
Finance Leases
Property, plant and equipment, at cost (i, iv)	294,269	—
Accumulated depreciation	(56,682)	—
Property, plant and equipment, net	237,587	—
Finance lease liabilities, non-current	366,883	—
Total finance leases liabilities	366,883	—

i) Changzhou Manufacturing Base—Phase I

The Group entered into a lease contract with the Developer to lease the Phase I Land and Plants from May 1, 2017 to December 31, 2020, and further obtained an option to purchase the Phase I Plant and underlying land use right at the construction cost before the end of lease term.

Given the indefinite life of the land, the lease of the Phase I Land or a purchased land use right can only be classified as an operating lease. As the Company has an option to purchase the Phase I Plants at cost and the assets are designed for the use of the Company, so the option is reasonably certain to be exercised, and accordingly, the lease of the Phase I Plants was classified as a financing lease and recognized as property, plant and equipment of the Group. Hence, on the lease commerce date, the right of use assets for the Phase I Land and Plants were recorded with the amount of RMB70,508 and RMB310,018 respectively, being the present value of the lease payment and the exercise price of the purchase option. The initial direct cost, and lease payment made on or before the lease commerce date, and the incentive received prior to the lease commerce date were immaterial.

iv) Acquisition of Changzhou Manufacturing Base Phase I and Phase II and termination of lease agreements

In November 2021, Jiangsu CHJ, as a subsidary of the Group, entered into an equity transfer agreement to acquire 100% equity interests of Changzhou Chehejin which owns the legal title of Changzhou Manufacturing Base Phase I and Phase II Land use rights and Plants. According to the equity transfer agreement, the total consideration for this transaction was RMB567,118 in cash, of which RMB565,500 was paid as of December 31, 2021, and RMB28,491 was settled in January 2022. Upon the completion of the transaction, the legal titles of Changzhou Manufacturing Base Phase I and II, including Land use rights and Plants, were transferred to the Group, and the original lease agreements were terminated accordingly.

There were no inputs and susbstantive processes acquired to siginificantly contribute to the ability to creat the output. No system, standard, protocol, convention, or rule that can create or has the ability to contribute to the creation of outputs were obtained by Jiangsu CHJ. Therefore, this transaction is determined to be an asset acquisition as no sufficient inputs and processes were acquired to produce outputs.

According to ASC 842-20-40-2, the termination of a lease that results from the purchase of an underlying asset by the lessee is not the type of termination of a lease contemplated but, rather, is an integral part of the purchase of the underlying asset. Upon the Group's purchase of the Changzhou Manufacturing Base Phase I and II Land use right and Plants, the difference between the total consideration of this transaction and the carrying amount of the lease liabilities arising from Phase I assets and short-term borrowings arising from Phase II assets immediately prior to the transaction was recorded as an adjustment of the carrying amount of the asset, with an amount of RMB47,876 on the consolidated balance sheet as of December 31, 2021.

Schedule of weighted-average remaining lease term and discount rate

	As of December 31,
	2020	2021
Weighted-average remaining lease term
Land use rights	47 years	47 years
Operating leases	11 years	8 years
Finance leases	16 years	—
Weighted-average discount rate
Land use rights	6.2%	—
Operating leases	5.8%	5.8%
Finance leases	6.2%	—

Schedule of maturities of finance lease liabilities

	As of December 31, 2021
	Operating leases	Finance leases
2021	—	—
2022	473,477	—
2023	372,077	—
2024	242,358	—
2025	178,605	—
2026	155,296	—
Thereafter	953,835	—
Total undiscounted lease payments	2,375,648	—
Less: imputed interest	(532,578)	—
Total lease liabilities	1,843,070	—

Schedule of maturities of operating lease liabilities

	As of December 31, 2021
	Operating leases	Finance leases
2021	—	—
2022	473,477	—
2023	372,077	—
2024	242,358	—
2025	178,605	—
2026	155,296	—
Thereafter	953,835	—
Total undiscounted lease payments	2,375,648	—
Less: imputed interest	(532,578)	—
Total lease liabilities	1,843,070	—